Shareholders' Equity (Details) - Schedule of Tax Effect on the Components of Other Comprehensive Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity - Schedule of Tax Effect on the Components of Other Comprehensive Income [Line Items]
Loss from financial instruments designated at fair value through other comprehensive income	$ (16,433)	$ (16,202)
Remeasurement loss on defined benefit plans	(3,208)	(202)
Translation exchange differences	(2,323,383)	(997,445)
Gain from cash-flow hedge	11,367	8,410
(Loss) on hedge of net investment in foreign operations	(18,977)	(18,977)
Total other comprehensive income	(2,350,634)	(1,024,416)
Other comprehensive income of non - controlling interests	(46,588)	(57,514)
Other comprehensive income of the parent	(2,304,046)	(966,902)
Gross value [Member]
Shareholders' Equity - Schedule of Tax Effect on the Components of Other Comprehensive Income [Line Items]
Loss from financial instruments designated at fair value through other comprehensive income	(16,433)	(16,202)
Remeasurement loss on defined benefit plans	(5,052)	(536)
Translation exchange differences	(2,323,383)	(997,445)
Gain from cash-flow hedge	8,757	12,939
(Loss) on hedge of net investment in foreign operations	(18,977)	(18,977)
Total other comprehensive income	(2,355,088)	(1,020,221)
Tax effect [Member]
Shareholders' Equity - Schedule of Tax Effect on the Components of Other Comprehensive Income [Line Items]
Loss from financial instruments designated at fair value through other comprehensive income
Remeasurement loss on defined benefit plans	1,844	334
Translation exchange differences
Gain from cash-flow hedge	2,610	(4,529)
(Loss) on hedge of net investment in foreign operations
Total other comprehensive income	$ 4,454	$ (4,195)